COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2020
Commitments And Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
27. COMMITMENTS AND CONTINGENCIES
The Company has capital and operating commitments of $0.3 million and $9.8 million respectively, all of which are expected to be incurred within the next year.

Due to the nature of the Company’s operations, various legal matters from time to time arise in the ordinary course of business. The Company accrues for such items when a liability is both probable and the amount can be reasonably estimated. In the opinion of Management, these matters will not have a material effect on the consolidated financial statements of the Company.

As part of the Prestea disposal transaction, the Company has provided indemnification to FGR for legal and tax matters that have arisen prior to the date of completion of the sale of Prestea. The Company continues to hold the view that no provision is required in respect of GRA demand notices against GSBPL for an amount of $2.3 million relating to customs-related findings, and that the Company complied with all requirements.

Our commitments and contingencies include the following items:

Environmental bonding in Ghana
The Ghana Environmental Protection Agency ("EPA") requires environmental compliance bonds that provide assurance for environmental remediation at our Wassa mining operation. To meet this requirement the Company placed environmental bonds in the form of bank guarantees totaling $13.7 million with a commercial bank in Ghana. These bonds are guaranteed by Golden Star Resources Ltd. The Company also held cash deposits of $2.1 million which is recorded as restricted cash on the consolidated balance sheets.
Government of Ghana's rights to increase its participation
Under Act 703, the Government of Ghana has (i) the right to acquire a special share in our Ghanaian subsidiaries at any time for no consideration or such consideration as the Government of Ghana and such subsidiaries might agree, and (ii) a pre-emptive right to purchase all gold and other minerals produced by such subsidiaries. A special share carries no voting rights and does not participate in dividends, profits or assets. If the Government of Ghana acquires a special share, it may require the Company to redeem the special share at any time for no consideration or for consideration determined by the Company. To date, the Government of Ghana has not sought to exercise any of these rights at our properties.
Royalties
Government of Ghana
The Government of Ghana receives a royalty equal to 5% of mineral revenues earned by Wassa.
Legal proceedings
On September 15, 2020, certain employees of GSBPL initiated proceedings before the courts in Ghana, claiming that the completion of the transaction for the sale of the Bogoso shares to FGR would trigger the termination of their existing employments, entitling them to severance payments. GSBPL retained legal counsel to defend the claim given no employment contracts were severed, amended or modified upon the completion of the sale transaction on September 30, 2020 and GSBPL continues to operate with existing employment contracts and contractual terms being honored.

On September 22, 2020, GSBPL filed an application in court for an order striking out the plaintiffs’ statement of claim for lack of standing or capacity and disclosing no reasonable cause of action. On February 16, 2021, the court ruled in favor of GSBPL that the plaintiffs’ pleadings disclosed no reasonable cause of action and were therefore frivolous, vexatious, and scandalous. Accordingly, the plaintiffs lacked the requisite standing or capacity to institute the action. In accordance with applicable laws, the plaintiffs have three months from the date of the ruling to file an appeal.

On April 1, 2020, the Company received notification of a United States federal securities class action complaint (the “Complaint”) that was filed against it on behalf of persons or entities that purchased or otherwise acquired the Company’s common stock on the NYSE American exchange from February 20, 2019 through July 30, 2019 inclusive. Also named as defendants were the Company’s Chief Executive Officer and Director Andrew Wray, the Company’s former President and Chief Executive Officer Samuel Coetzer, the Company’s former President Daniel Owiredu and the Company’s former Executive Vice President and Chief Financial Officer Andre van Niekerk. The Complaint alleged that the Company published false and misleading statements to artificially inflate the price of its common shares in violation of the US Securities Exchange Act of 1934. In September 2020, the Complaint was voluntarily dismissed by the plaintiff.
The Company is involved in other legal proceedings, from time to time, arising in the ordinary course of its business. It is not expected that any material liability will arise from current legal proceedings or have a material adverse effect on the Company’s future business, operations or financial condition.